STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK-BASED COMPENSATION
NOTE 10.	STOCK-BASED COMPENSATION

The Company has stock incentive plans administered by a committee of the Board of Directors that provide for the granting of various equity awards per the plan documents to certain eligible officers, employees and directors of the Company.

Activity of the stock incentive plans for options is summarized in the following table:
	Weighted- Average Fair Value per share of Options Granted	Options Outstanding	Weighted- Average Exercise Price	Exercisable
Balance — December 31, 2010		729,657	$17.59	491,780
Granted	—	—	—
Exercise of stock options		(17,750)	11.06
Cancelled		(9,000)	15.76
Balance — December 31, 2011		702,907	17.78	533,074
Granted	$4.87	184,625	16.50
Exercise of stock options		(4,500)	12.50
Cancelled		(22,175)	17.01
Balance — September 30, 2012		860,857	$17.55	540,937

Activity of the restricted stock awards is summarized in the following table:
	Weighted- Average Fair Value per share of Restricted Stock	Restricted Stock Outstanding
Balance — December 31, 2011		—
Granted	$16.50	54,725
Vested		—
Forfeited	16.50	(250)
Balance — September 30, 2012	$16.50	54,475

The Company recognized stock-based employee compensation expense of approximately $376,000 and $224,000 for nine months ended September 30, 2012 and 2011, respectively.

NOTE 10. STOCK-BASED COMPENSATION

In 2000, the Company adopted a Stock Incentive Plan covering up to 285,000 shares of the Company’s common stock. During 2002, the Company adopted a second Stock Incentive Plan covering an additional 125,000 shares of the Company’s common stock. During 2005 and 2008, the Company revised the second Stock Incentive Plan to allow for an additional 450,000 shares and 600,000 shares, respectively. A total of 1,460,000 shares have been reserved for potential stock options under these plans.

In 2011, the Company adopted a Long Term Incentive Plan covering up to 500,000 shares of the Company’s common stock. This plan provides for certain stock-based awards, such as but not limited to stock options, stock appreciation rights and restricted common stock, as well as cash performance awards. No awards have been made under this plan since its inception through December 31, 2011.

These plans are administered by a committee of the Board of Directors and provide for the granting of various equity awards per the plan documents to certain eligible officers, employees and directors of the Company.

In general, the exercise price of each option granted under these plans will not be less than the fair market value of the shares of common stock subject to the option on the date of grant as determined by the committee. Options will be exercisable in whole or in part upon such vesting terms as may be determined by the committee. Options expire ten years after the date of grant.

As of December 31, 2011 approximately 944,000 shares were available for grant under these plans (collectively the “Stock Incentive Plans”).
Activity of the Stock Incentive Plans is summarized in the following table:

	Weighted- Average Fair Value of Options Granted	Options Outstanding	Weighted- Average Exercise Price	Exercisable
Balance — December 31, 2008		582,357	$17.52	444,807
Granted	$5.25	222,500	16.70
Exercise of stock options		(25,250)	10.20
Cancelled		(24,000)	18.00
Balance — December 31, 2009		755,607	17.51	432,852
Granted	$5.41	12,500	17.15
Exercise of stock options		(6,450)	10.00
Cancelled		(32,000)	17.03
Balance — December 31, 2010		729,657	17.59	491,780
Granted	—	—	—
Exercise of stock options		(17,750)	11.06
Cancelled		(9,000)	15.76
Balance — December 31, 2011		702,907	$17.78	533,074

Options outstanding at December 31, 2011 are exercisable at option prices ranging from $10.00 to $26.00. There are 252,083 options outstanding in the range from $10.00–$17.00, 403,824 options outstanding in the range from $17.01–$22.00, and 47,000 options outstanding in the range from $22.01–$26.00. The exercisable options have a weighted average remaining contractual life of approximately 5 years as of December 31, 2011.

The Company recognized approximately $294,000, $296,000, and $162,000 of stock-based employee compensation expense during the years ended December 31, 2011, 2010 and 2009, respectively, associated with its stock option grants. As of December 31, 2011, there was approximately $667,500 of unrecognized compensation cost related to stock option grants. The cost is expected to be recognized over the remaining vesting period of approximately three years.
Intrinsic value represents the amount by which the fair market value of the underlying stock exceeds the exercise price of the stock options. The total intrinsic value of options exercised in 2011, 2010 and 2009 was approximately $97,000, $45,000 and $156,000, respectively. The weighted average exercise price of stock options exercisable at December 31, 2011 was $17.84.